FAIR VALUE MEASUREMENTS - Reconciliation of the Company's Contingent Consideration (Details) - USD ($) $ in Thousands	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 25, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of Contingent Consideration			$ (204)	$ 1,441
Recurring | Level 3 | Contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 7,428	$ 8,978	$ 8,978
Change in fair value of Contingent Consideration	1,441	(204)
Foreign currency translation adjustment	109	58
Payment of Contingent Consideration and issuance of Class A units (see Note 3)		(8,832)
Ending balance	$ 8,978	$ 0		$ 8,978